Income Taxes - Expiration of tax loss carryforwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 32,380,583
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	14,672,097
Tax loss carryforwards derived from disposal of GSF for which deferred taxes were recognized	11,004,073
2019
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	784,137
2020
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	233,417
2021
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	294,252
2022
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	6,388,368
2023
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	744,495
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	23,935,914
Expires between 2019 and 2028
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	1,508,022
Expires between 2019 and 2037
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	2,859,872
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carryforwards	$ 14,072,331	$ 5,806,602	$ 1,236,444